Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
EQUITY

NOTE 11 – EQUITY

a)	Ordinary shares confer upon their holders the right to participate and vote in general shareholders’ meetings, to share in the distribution of dividends if declared by the Company and the right to receive assets of the Company upon its liquidation.

b)	On December 30, 2022 the Company entered into an agreement (the “ATM Agreement”), with Cantor Fitzgerald & Co. and JMP Securities LLC (each referred to as an “Agent”, and together, the “Agents”), as sales agents, pursuant to which the Company may elect to sell, but is not obligated to sell, Ordinary Shares having an aggregate offering price of up to $100,000,000 from time to time through the Agents. The offer and sale of Ordinary Shares by the Company under the ATM Agreement may be made in transactions that will be deemed to be “at-the-market” offerings as defined in Rule 415 under the Securities Act of 1933, as amended, including sales made directly on or through the Nasdaq Capital Market, or any other existing trading market in the United States for the Ordinary Shares, sales made to or through a market maker other than on an exchange or otherwise, directly to an Agent as principal, in negotiated transactions, or in any other method permitted by law, which may include block trades. The Company has agreed to pay the Agents an aggregate commission of 3.0% of the gross sales price from each sale of Ordinary Shares under the ATM Agreement. The Company capitalized legal, accounting and other third-party fees that are directly associated with the offering of $137 as of December 31, 2022 as current deferred costs.

c)	On February 9, 2021, the Company entered into an amended and restated underwriting agreement (the “February 2021 Underwriting Agreement”) with H.C. Wainwright & Co., LLC (“Wainwright”) with respect to the offer, issuance and sale (the “February 2021 Offering”) of an aggregate of 2,296,107 Ordinary Shares, together with an option granted to Wainwright to purchase up to 344,416 additional Ordinary Shares. The Ordinary Shares were offered to the public at a price of $20 per share.

The February 2021 Offering closed on February 12, 2021, on which date the Company completed the issuance of 2,296,107 Ordinary Shares to Wainwright at a price, including the underwriting discount but before other associated fees, of $18.60 per ordinary share, as set forth in the February 2021 Underwriting Agreement.

On February 17, 2021, Wainwright exercised in part its option to purchase additional Ordinary Shares and purchased 268,205 Ordinary Shares at a price, including the underwriting discount but before other associated fees, of $18.60 per share, as set forth in the February 2021 Underwriting Agreement.

In accordance with the February 2021 Underwriting Agreement, the Company paid Wainwright underwriting discounts and commissions equal to 7% of the gross proceeds received by the Company from the sale of the Ordinary Shares in the February 2021 Offering, as well as a management fee equal to 1% of the gross proceeds received by the Company from the sale of the Ordinary Shares in the February 2021 Offering. In addition, the Company issued to Wainwright 179,501 warrants to purchase Ordinary Shares of the Company. The Company has also paid Wainwright approximately $126,000 for various expenses.

The net proceeds from the February 2021 Offering were $47,023 thousand after deducting Wainwright’s fees and other expenses relating to the February 2021 Offering.

d)	On October 22, 2020, the Company entered into an at the market offering agreement (the “Former ATM Agreement”), with Wainwright pursuant to which the Company was able, from time to time and at the Company’s option, to issue and sell Ordinary Shares having an aggregate offering price of up to $25 million through Wainwright as sales agent, subject to certain terms and conditions. The Company terminated the Former ATM Agreement on December 19, 2022. Between February 5, 2021 and February 9, 2021, the Company received gross proceeds of $6,339,000 from the sale of 284,317 Ordinary Shares under the Former ATM Agreement at an average gross price per share of $22.29. Issuance expenses totaled $192 thousand.

The Company sold an aggregate of 476,983 Ordinary Shares under the Former ATM Agreement, resulting in a gross aggregate offering price of $8,557,000 at a gross average price per share of $17.94.

e)	On March 5, 2020, the Company completed a registered offering pursuant to which certain investors purchased 2,093,750 Ordinary Shares and 2,093,750 warrants to purchase Ordinary Shares at a combined offering price of $8 per ordinary share and associated warrant. Net proceeds from this offering were $15,238 thousand after deducting offering expenses. In conjunction with this offering, the Company also issued to the placement agent warrants to purchase up to 146,563 Ordinary Shares of the Company.

f)	On February 26, 2020, the Company completed a registered offering of Ordinary Shares pursuant to which certain investors purchased 1,000,000 Ordinary Shares at a price of $8 per share. Net proceeds from this offering were approximately $7,218 thousand after deducting offering expenses. In conjunction with this offering, the Company issued to the placement agent warrants to purchase up to 70,000 Ordinary Shares.

g)	Each of the Company’s warrants entitles the holder to exercise such warrant for one ordinary share and does not confer upon such holder any rights as an ordinary shareholder until such holder exercises such holder’s warrants and acquires the Ordinary Shares.

All Company warrants are classified as a component of shareholders’ equity because such warrants are free standing financial instruments that are legally detachable, separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of Ordinary Shares upon exercise, requires physical settlement and do not provide any guarantee of value or return.

The following table contains additional information concerning warrants activity for the years 2022 and 2021:

	For the year ended December 31,
	2022		2021
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding at beginning of the year	704,355	$13.18	1,407,683	$12.33
Issued	-	$-	179,501	$25.00
Forfeited and expired	(502,104)	$9.09	(27,016)	$180.00
Exercised	-	$-	(855,813)	$9.00
Outstanding and exercisable at year-end	202,251	$23.31	704,355	$13.18

Set forth below is data regarding the range of exercise prices and remaining contractual life (in years) for warrants outstanding at December 31, 2022:

Exercise Price	Number of warrants Outstanding	Remaining Contractual Life (in years)
$10	22,750	2.15
$25	179,501	3.11
	202,251